STOCKHOLDERS' EQUITY (Detail Textuals) (USD $)	9 Months Ended	12 Months Ended			1 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 23, 2008 Capital Purchase Program	Dec. 23, 2008 Capital Purchase Program Senior Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock share value received from UST	$ 25,443	$ 35,772	$ 207,702	$ 180,329		$ 14,964,000
Preferred stock share received from UST (in shares)						14,964
Preferred stock, liquidation preference per share (in dollars per share)						$ 1,000
Description of preferred stock, dividend payment terms						5% dividend for the first five years and 9% thereafter
Preferred stock dividend rate						5.00%
Preferred stock dividend payment rate after five years						9.00%
Additional preferred stock shares issued (in shares)						748
Additional preferred stock dividend rate percentage						9.00%
Additional preferred stock liquidation preference per share						$ 1,000
Payments of stock issuance costs						100,000
Preferred stock, discount on shares						$ 848,000
Accretion period for warrants						5 years
Warrants accreted method						Straight-line basis
Minimum compensation for tax exemption of senior executive officer					above $500,000